Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net gains (losses) on securities	$ (111)	$ 0	$ 0	$ 104	$ (111)	$ 104	$ (454)	$ (4)	$ 1,944
Income from life insurance	571	560	542	537	1,131	1,079	2,656	2,325	2,303
Other non-interest income	1,119	682	831	536	1,801	1,367	2,721	3,440	4,606
Total non-interest income	4,625	4,214	4,496	4,115	8,839	8,611	17,087	17,251	19,004
Service charges and fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,741	1,635	1,761	1,633	3,376	3,394	6,855	6,328	5,700
Debit card fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer							4,454	4,413	3,743
Deposit related fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer							2,308	1,792	1,869
Other fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer							93	123	88
Fiduciary and wealth management
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1,305	$ 1,337	$ 1,362	$ 1,305	$ 2,642	$ 2,667	5,309	5,162	4,451
Trust fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer							3,176	3,297	3,067
Advisory fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer							1,575	1,342	950
Other fees
Disaggregation of Revenue [Line Items]
Revenue from contract with customer							558	523	434
FHLB dividend
Disaggregation of Revenue [Line Items]
Other non-interest income							484	409	501
Merchant & credit card fees
Disaggregation of Revenue [Line Items]
Other non-interest income							801	730	576
Safety deposit fees
Disaggregation of Revenue [Line Items]
Other non-interest income							394	411	394
Servicing release premium
Disaggregation of Revenue [Line Items]
Other non-interest income							58	1,303	1,374
Wire fees
Disaggregation of Revenue [Line Items]
Other non-interest income							358	372	338
Other non-interest
Disaggregation of Revenue [Line Items]
Other non-interest income							$ 626	$ 215	$ 1,423